                      METLIFE INVESTORS INSURANCE COMPANY
                      -----------------------------------

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                 CUSTOM SELECT FLEXIBLE PREMIUM VARIABLE LIFE
              CUSTOM SELECT JOINT AND LAST SURVIVOR VARIABLE LIFE

            SUPPLEMENT DATED DECEMBER 29, 2006 TO THE PROSPECTUSES DATED MAY 1, 2001 AND DATED MAY 1, 2000, AS SUPPLEMENTED

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                 CUSTOM SELECT FLEXIBLE PREMIUM VARIABLE LIFE
              CUSTOM SELECT JOINT AND LAST SURVIVOR VARIABLE LIFE

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
                    THE PROSPECTUSES DATED NOVEMBER 9, 2006

MetLife Investors Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain investment portfolios ("Existing Funds") and substitute new investment portfolios ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment portfolio under your Policy, such Replacement Fund will be added as an investment portfolio on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitution and respective adviser and/or sub-adviser for all of
                                                                        ---
the Policies listed above are:

EXISTING FUND AND CURRENT ADVISER                             REPLACEMENT FUND AND SUB-ADVISER
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AIM Variable Insurance Funds - AIM V.I.         (right arrow) Met Investors Series Trust - Met/AIM Capital
Capital Appreciation Fund (Series I)                          Appreciation Portfolio (Class A)

A I M Advisors, Inc.                                          A I M Capital Management, Inc.
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The proposed substitution and respective adviser and/or sub-adviser for the Custom Select Flexible Premium Variable Life and Custom Select Flexible Premium
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Joint and Last Survivor only are:
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EXISTING FUND AND CURRENT ADVISER                             REPLACEMENT FUND AND SUB-ADVISER
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DWS Variable Series II - DWS Small Cap Growth   (right arrow) Metropolitan Series Fund, Inc. - T. Rowe Price
VIP (Class A)                                                 Small Cap Growth Portfolio (Class A)

Deutsche Investment Management Americas Inc.                  T. Rowe Price Associates, Inc.
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Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

   . The elections you have on file for allocating your Cash Value and Premium Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Cash Value before the substitutions take place.

   . You may transfer amounts in your Policy among the investment portfolios and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Policy Owners or agents of Policy Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitutions, your Cash Value in the investment portfolios will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.